PREPAID AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
PREPAID AND OTHER CURRENT ASSETS
Inventories	[1]	$ 12,710	$ 4,132
Advances to suppliers		6,155	4,424
Deductible input VAT		3,778	3,976
Collaboration deposits		2,361	1,175
Receivables from third party payment service providers		2,218	10,748
Prepaid content and licenses		423	375
Interest receivable from bank deposits with original maturities of three months or less		322	1,252
Employee advances		93	445
Others		887	361
Total		28,947	26,888
Provisions of inventory impairment		$ 10,067	$ 6,756

[1]	The inventory balances as of December 31, 2019 and 2020 were offset by provisions for impairment of US$6,756 and US$10,067, respectively.